Parent company only condensed financial information (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling and administrative expenses	¥ (6,059,046)	¥ (3,417,811)	¥ (3,013,997)
Other gains	31,576	70,981	60,508
Loss from operations	(1,076,593)	(109,228)	(462,138)
Interest income	93,025	41,651	24,980
Interest expense	(92,633)	(52,155)	(8,140)
Share of results of equity investees	(71,866)	(25,640)	(16,663)
Loss before tax	(1,223,164)	(190,384)	(320,766)
Net loss	(1,611,114)	(541,345)	(506,992)
Other comprehensive (loss)/income to be reclassified to profit or loss in subsequent periods:
Foreign currency exchange gains/(losses), net of tax of nil	(353,747)	459,430	344,748
Total comprehensive loss, net of tax	(1,885,159)	(82,118)	(162,244)
Parent Company [Member]
Selling and administrative expenses	(910,515)	(689,656)	(806,198)
Other gains	38,948	5	11
Loss from operations	(871,567)	(689,651)	(806,187)
Interest income	1,592	1,209	11,201
Interest expense	(77,158)	(21,407)	0
Share of results of equity investees	(52,055)	(24,354)	(4,782)
Equity in profit/(loss) of subsidiaries, VIEs and subsidiaries of VIEs	(611,926)	192,858	292,776
Loss before tax	(1,611,114)	(541,345)	(506,992)
Net loss	(1,611,114)	(541,345)	(506,992)
Other comprehensive (loss)/income to be reclassified to profit or loss in subsequent periods:
Foreign currency exchange gains/(losses), net of tax of nil	(274,045)	459,227	344,748
Total comprehensive loss, net of tax	¥ (1,885,159)	¥ (82,118)	¥ (162,244)